LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Long-Term Debt [Line Items]
Long-term debt, net		$ 6,747,918	$ 7,157,422
Current portion of long-term debt, net		0	(21,597)
Non current portion of long-term debt, net		6,747,918	7,135,825
Senior Secured Notes [Member] | 2027 SCC Senior Secured Notes, 7.000% and due 2027 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		348,404	347,138
Senior Unsecured Notes [Member] | 2025 MRF Senior Notes, 4.875% and due 2025 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		0	998,268
Senior Unsecured Notes [Member] | 2026 MRF Senior Notes, 5.250% and due 2026 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		0	498,744
Senior Unsecured Notes [Member] | 2027 MRF Senior Notes, 5.625% and due 2027 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		598,432	597,512
Senior Unsecured Notes [Member] | 2028 MRF Senior Notes, 5.750% and due 2028 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		848,706	848,135
Senior Unsecured Notes [Member] | 2029 MRF Senior Notes, 5.375% and due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		1,148,927	1,148,593
Senior Unsecured Notes [Member] | 2032 MRF Senior Notes, 7.625% and due 2032 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		744,984	744,389
Senior Unsecured Notes [Member] | 2033 MRF Senior Notes, 6.500% and due 2033 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		495,546	0
Senior Unsecured Notes [Member] | 2025 SCF Senior Notes, 6.000% and due 2025 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		0	221,369
Senior Unsecured Notes [Member] | 2028 SCF Senior Notes, 6.500% and due 2028 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		498,418	497,701
Senior Unsecured Notes [Member] | 2029 SCF Senior Notes, 5.000% and due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		1,097,682	1,097,010
Senior Secured Credit Facilities [Member] | Term Loan Facility [Member] | MRM 2015 Credit Facilities, due 2026 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		129	129
Senior Secured Credit Facilities [Member] | Term Loan Facility [Member] | SCC 2021 Credit Facilities, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		129	129
Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member] | SCC 2021 Credit Facilities, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[1]	29,944	0
Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member] | SCC 2024 Revolving Facilities, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[2]	49,992	0
Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member] | MN1 2020 Revolving Facilities, due 2027 [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[3]	$ 886,625	$ 158,305

[1]	As of December 31, 2025 and 2024, the unamortized deferred financing costs related to the SCC 2021 Revolving Facility of $248 and $308, respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.
[2]	As of December 31, 2025 and 2024, the unamortized deferred financing costs related to the SCC 2024 Revolving Facilities of $6,836 and $8,484, respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.
[3]	As of December 31, 2025 and 2024, the unamortized deferred financing costs related to the MN1 2020 Revolving Facilities of $15,987 and $27,135, respectively, are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.